Risk Management (Details 34) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Gross of reinsurance | Auto
Reinsurance
Reinsurance	R$ (22,347)	R$ (21,205)
Gross of reinsurance | RE (Elementary branch)
Reinsurance
Reinsurance	(9,940)	(10,809)
Gross of reinsurance | Life
Reinsurance
Reinsurance	(28,146)	(28,358)
Gross of reinsurance | Health
Reinsurance
Reinsurance	(97,923)	(89,907)
Net of reinsurance | Auto
Reinsurance
Reinsurance	(22,347)	(21,205)
Net of reinsurance | RE (Elementary branch)
Reinsurance
Reinsurance	(8,893)	(9,333)
Net of reinsurance | Life
Reinsurance
Reinsurance	(28,050)	(28,277)
Net of reinsurance | Health
Reinsurance
Reinsurance	R$ (97,923)	R$ (89,907)